Shareholder Report, Average Annual Return (Details) 195808_F-m Ultrashort Treasury Inflation-Protected Security -TIPS- ETF_TF_TSR Annual {TF}	12 Months Ended	18 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Average Annual Return, Percent	3.81%	3.95%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury Core Bond Index
Average Annual Return, Percent	1.21%	2.73%
Bloomberg US Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index
Average Annual Return, Percent	30.66%	21.05%